Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Registrant Name	BURNING ROCK BIOTECH LIMITED
Entity Central Index Key	0001792267
Current Fiscal Year End Date	--12-31
Entity File Number	001-39316